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                                                       FILE NUMBER 028-06458


                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

          Report for the Calendar Year or Quarter Ended March 31, 2001

                       If amended report check here: _____



Name of Institutional Investment Manager:

The Torray Corporation

Business Address:

6610 Rockledge Drive, Suite 450, Bethesda, Maryland  20817

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600


     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 12th day of May, 2001.



                                   By: /s/ William M Lane
                                       -----------------------------
                                       William M Lane, Vice President
                                       for The Torray Corporation


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March 31, 2001                              Form 13F - The Torray Corporation

                  Item 1                       Item 2       Item 3              Item 4         Item 5
                                               Title         CUSIP            Fair Market       Total
Name of Issuer                                of Class      Number               Value         Shares
--------------                                --------      ------              ------         ------
Abbott Laboratories                            common      002824100          82,445,649      1,747,100
Agilent Technologies                           common      00846U101          44,945,698      1,462,600
A T & T Corporation                            common      001957109          70,716,000      3,320,000
Bank of America Corporation                    common      060505104          55,352,250      1,011,000
Bank One Corporation                           common      06423A103          43,662,024      1,206,800
Boston Scientific Corporation                  common      101137107          80,720,000      4,000,000
Borg Warner Inc.                               common      099724106          11,620,300        290,000
Bristol-Myers Squibb Company                   common      110122108          26,035,020        438,300
Carnival Corporation                           common      143658102          48,353,325      1,747,500
CarrAmerica Realty Corporation                 common      144418100          18,264,906        640,200
Citigroup, Inc.                                common      172967101          22,856,902        508,157
Clear Channel Communications                   common      184502102          70,229,610      1,289,800
Compaq Computer Corporation                    common      204493100          30,495,920      1,675,600
CSX Corporation                                common      126408103          35,081,700      1,041,000
Dana Corporation                               common      235811106          17,180,000      1,000,000
Disney Company, The Walt                       common      254687106          37,180,000      1,300,000
Emerson Electric Company                       common      291011104          24,845,960        401,000
Ford Motor Company                             common      345370860          33,063,496      1,175,800
Franklin Resources, Inc.                       common      354613101          58,665,000      1,500,000
Gannett Co., Inc.                              common      364730101          32,410,044        542,700
General Dynamics Corporation                   common      369550108          50,505,700        805,000
Gillette Company                               common      375766102          55,289,346      1,773,800
General Motors Corporation Class H             common      370442832         107,406,000      5,508,000
Illinois Tool Works                            common      452308109          99,407,476      1,748,900
Int'l Business Machines Corporation            common      459200101          20,861,442        216,900
Interpublic Group of Companies                 common      460690100          46,843,095      1,363,700
J.P. Morgan Chase & Company                    common      46625H100         114,048,245      2,540,050
Johnson & Johnson                              common      478160104          23,065,839        263,700


March 31, 2001                              Form 13F - The Torray Corporation

                  Item 1                                      Item 6                  Item 7                    Item 8
                                                              Invest                                         Voting Authority
                                               -------------------------------------           -------------------------------------

Name of Issuer                                 (a) Sole    (b) Shared    (c) Other   Managers     (a) Sole    (b) Shared    (c) None
--------------                                 --------    ----------    ---------   --------     --------    ----------    --------


Abbott Laboratories                                X                                    All       1,747,100
Agilent Technologies                               X                                    All       1,462,600
A T & T Corporation                                X                                    All       3,320,000
Bank of America Corporation                        X                                    All       1,011,000
Bank One Corporation                               X                                    All       1,206,800
Boston Scientific Corporation                      X                                    All       4,000,000
Borg Warner Inc.                                   X                                    All         290,000
Bristol-Myers Squibb Company                       X                                    All         438,300
Carnival Corporation                               X                                    All       1,747,500
CarrAmerica Realty Corporation                     X                                    All         640,200
Citigroup, Inc.                                    X                                    All         508,157
Clear Channel Communications                       X                                    All       1,289,800
Compaq Computer Corporation                        X                                    All       1,675,600
CSX Corporation                                    X                                    All       1,041,000
Dana Corporation                                   X                                    All       1,000,000
Disney Company, The Walt                           X                                    All       1,300,000
Emerson Electric Company                           X                                    All         401,000
Ford Motor Company                                 X                                    All       1,175,800
Franklin Resources, Inc.                           X                                    All       1,500,000
Gannett Co., Inc.                                  X                                    All         542,700
General Dynamics Corporation                       X                                    All         805,000
Gillette Company                                   X                                    All       1,773,800
General Motors Corporation Class H                 X                                    All       5,508,000
Illinois Tool Works                                X                                    All       1,748,900
Int'l Business Machines Corporation                X                                    All         216,900
Interpublic Group of Companies                     X                                    All       1,363,700
J.P. Morgan Chase & Company                        X                                    All       2,540,050
Johnson & Johnson                                  X                                    All         263,700
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


March 31, 2001                              Form 13F - The Torray Corporation

                  Item 1                       Item 2       Item 3              Item 4         Item 5
                                               Title         CUSIP            Fair Market       Total
Name of Issuer                                of Class      Number              Value          Shares
--------------                                --------      ------              ------         ------
Kimberly-Clark Corporation                     common      494368103          55,620,600        820,000
Lucent Technologies                            common      549463107          15,714,714      1,576,200
Markel Corporation                             common      570535104          47,162,335        252,205
PanAmSat Corporation                           common      697933109          50,551,875      1,290,000
Proctor & Gmble Company                        common      742718109          35,124,860        561,100
Raytheon Company Class A                       common      755111309          81,760,000      2,800,000
Tribune Company                                common      896047107          80,657,052      1,979,800
                                                                           -------------
                                                                           1,728,142,383
                                                                           =============

                  Item 1                                     Item 6                  Item 7                   Item 8
                                                             Invest                                      Voting Authority
                                              -------------------------------------          ---------------------------------------

Name of Issuer                                  (a)Sole    (b)Shared    (c)Other   Managers    (a) Sole     (b) Shared     (c)None
--------------                                  -------    ---------    --------   --------    --------     ----------     -------
Kimberly-Clark Corporation                         X                                   All          820,000
Lucent Technologies                                X                                   All        1,576,200
Markel Corporation                                 X                                   All          252,205
PanAmSat Corporation                               X                                   All        1,290,000
Proctor & Gmble Company                            X                                   All          561,100
Raytheon Company Class A                           X                                   All        2,800,000
Tribune Company                                    X                                   All        1,979,800
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